Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2018
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Schedule of Analysis of Movement in the Group's Investments in Associates and Joint Ventures

(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy £ million	Others £ million	Total £ million
Cost less provisions
At 30 June 2016	2,445	83	2,528
Exchange differences	117	3	120
Additions	—	10	10
Share of profit after tax	302	7	309
Dividends	(218)	(5)	(223)
Share of tax attributable to shareholders	85	—	85
Other	(5)	—	(5)

At 30 June 2017	2,726	98	2,824
Exchange differences	3	—	3
Additions	—	41	41
Share of profit after tax	305	4	309
Dividends	(150)	(9)	(159)
Other	(9)	—	(9)

At 30 June 2018	2,875	134	3,009

(1)	Investment in associates balance includes loans given to and preference shares invested in associates of £59 million (2017 – £27 million; 2016 – £19 million).

Schedule of Income Statement of Associates

(b) Income statement information for the three years ended 30 June 2018 and balance sheet information as at 30 June 2018 and 30 June 2017 of Moët Hennessy is as follows:

	2018 £ million	2017 £ million	2016 £ million
Sales	4,445	4,356	3,491
Profit for the year	897	888	638
Total comprehensive income	799	838	509

Schedule of Information about Balance Sheet of Associates

	2018 £ million	2017 £ million
Non-current assets	4,251	4,160
Current assets	7,395	6,897

Total assets	11,646	11,057

Non-current liabilities	(972)	(973)
Current liabilities	(2,218)	(2,067)

Total liabilities	(3,190)	(3,040)

Net assets	8,456	8,017

(1)	Including acquisition fair value adjustments principally in respect of Moët Hennessy’s brands and translated at £1 = €1.13 (2017 – £1 = €1.14).